SWAN ENHANCED DIVIDEND INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0%
	AEROSPACE & DEFENSE - 2.8%
540	General Dynamics Corporation(a)	$ 147,193
325	Lockheed Martin Corporation	145,181
		292,374
	BANKING - 3.3%
1,393	JPMorgan Chase & Company(a)	341,702

	BEVERAGES - 4.0%
3,224	Coca-Cola Company (The) (a)	230,903
1,204	PepsiCo, Inc. (a)	180,528
		411,431
	BIOTECH & PHARMA - 9.3%
445	Eli Lilly & Company(a)	367,530
1,556	Johnson & Johnson	258,047
2,219	Merck & Company, Inc. (a)	199,177
852	Zoetis, Inc. (a)	140,282
		965,036
	COMMERCIAL SUPPORT SERVICES - 1.4%
690	Cintas Corporation(a)	141,816

	DIVERSIFIED INDUSTRIALS - 2.9%
773	Honeywell International, Inc. (a)	163,682
568	Illinois Tool Works, Inc.	140,870
		304,552
	ELECTRICAL EQUIPMENT - 4.0%
2,280	Amphenol Corporation, Class A(a)	149,545
1,363	Otis Worldwide Corporation(a)	140,662
920	TE Connectivity PLC	130,014
		420,221
	FOOD - 2.6%
711	Hershey Company (The)	121,602
2,248	Mondelez International, Inc., Class A	152,527
		274,129

SWAN ENHANCED DIVIDEND INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.9%
568	UnitedHealth Group, Inc. (a)	$ 297,490

	HOUSEHOLD PRODUCTS - 2.5%
1,520	Procter & Gamble Company (The)	259,038

	INSTITUTIONAL FINANCIAL SERVICES - 1.3%
603	Cboe Global Markets, Inc. (a)	136,453

	INSURANCE - 3.0%
383	Aon PLC, Class A(a)	152,851
675	Marsh & McLennan Companies, Inc. (a)	164,721
		317,572
	INTERNET MEDIA & SERVICES - 4.8%
3,266	Alphabet, Inc., Class A(a)	505,054

	LEISURE FACILITIES & SERVICES - 4.7%
639	McDonald's Corporation(a)	199,605
1,493	Starbucks Corporation(a)	146,448
910	Yum! Brands, Inc. (a)	143,198
		489,251
	MACHINERY - 4.6%
521	Caterpillar, Inc. (a)	171,826
365	Deere & Company(a)	171,313
398	Snap-on, Inc. (a)	134,130
		477,269
	MEDICAL EQUIPMENT & DEVICES - 1.9%
1,511	Abbott Laboratories(a)	200,434

	RETAIL - DISCRETIONARY - 3.9%
658	Home Depot, Inc. (The) (a)	241,150
1,395	TJX Companies, Inc. (The) (a)	169,911
		411,061
	SEMICONDUCTORS - 6.6%
2,097	Broadcom, Inc. (a)	351,101

SWAN ENHANCED DIVIDEND INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	SEMICONDUCTORS - 6.6% (Continued)
1,130	QUALCOMM, Inc. (a)	$ 173,579
940	Texas Instruments, Inc.	168,918
		693,598
	SOFTWARE - 8.1%
293	Intuit, Inc. (a)	179,899
1,286	Microsoft Corporation(a)	482,752
1,286	Oracle Corporation(a)	179,796
		842,447
	TECHNOLOGY HARDWARE - 6.9%
2,302	Apple, Inc.	511,343
3,383	Cisco Systems, Inc.	208,765
		720,108
	TECHNOLOGY SERVICES - 12.6%
523	Accenture PLC, Class A	163,197
533	Automatic Data Processing, Inc. (a)	162,847
1,651	Cognizant Technology Solutions Corporation, Class A	126,302
489	Mastercard, Inc., Class A	268,031
228	MSCI, Inc. (a)	128,934
934	Paychex, Inc.	144,098
902	Visa, Inc., Class A	316,115
		1,309,524
	TOBACCO & CANNABIS - 3.6%
2,718	Altria Group, Inc.	163,134
1,334	Philip Morris International, Inc. (a)	211,746
		374,880
	TRANSPORTATION EQUIPMENT - 1.3%
1,363	PACCAR, Inc.	132,715

	TOTAL COMMON STOCKS (Cost $10,458,451)	$ 10,318,155

SWAN ENHANCED DIVIDEND INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

					Fair Value
	TOTAL INVESTMENTS - 99.0% (Cost $10,458,451)				$ 10,318,155
	CALL OPTIONS WRITTEN - (1.5)% (Premiums received - $179,982)				(153,287)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.5%				265,701
	NET ASSETS - 100.0%				$ 10,430,569

Contracts(a)
	WRITTEN EQUITY OPTIONS - (1.5)%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS WRITTEN - (1.5)%
15	Abbott Laboratories	05/16/2025	$ 135.00	$ 198,975	$ 5,491
32	Alphabet, Inc.	05/16/2025	185.00	494,848	2,291
22	Amphenol Corporation	04/17/2025	70.00	144,298	1,304
3	Aon PLC	05/16/2025	420.00	119,727	1,551
23	Apple, Inc.	05/16/2025	235.00	510,899	9,453
5	Automatic Data Processing, Inc.	06/20/2025	330.00	152,765	1,811
20	Broadcom, Inc.	06/20/2025	210.00	334,860	6,548
5	Caterpillar, Inc.	05/16/2025	360.00	164,900	2,144
6	Cboe Global Markets, Inc.	06/20/2025	230.00	135,774	5,024
6	Cintas Corporation	07/18/2025	220.00	123,318	3,459
33	Cisco Systems, Inc.	05/16/2025	65.00	203,643	3,389
32	Coca-Cola Company (The)	05/16/2025	72.50	229,184	5,506
3	Deere & Company	06/20/2025	530.00	140,805	2,200
4	Eli Lilly & Company	05/16/2025	930.00	330,364	6,151
5	General Dynamics Corporation	05/16/2025	290.00	136,290	1,502
6	Home Depot, Inc. (The)	06/20/2025	385.00	219,894	6,288
7	Honeywell International, Inc.	06/20/2025	230.00	148,225	2,047
5	Illinois Tool Works, Inc.	06/20/2025	270.00	124,005	1,050
2	Intuit, Inc.	06/20/2025	640.00	122,798	5,285
13	JPMorgan Chase & Company	07/18/2025	270.00	318,890	6,512
6	Marsh & McLennan Companies, Inc.	04/17/2025	240.00	146,418	4,024
4	Mastercard, Inc.	07/18/2025	590.00	219,248	4,471
6	McDonald's Corporation	06/20/2025	330.00	187,422	3,114
22	Merck & Company, Inc.	05/16/2025	100.00	197,472	1,964
22	Mondelez International, Inc.	06/20/2025	72.50	149,270	2,750
2	MSCI, Inc.	05/16/2025	600.00	113,100	2,310
12	Oracle Corporation	06/20/2025	165.00	167,772	3,274
13	Otis Worldwide Corporation	06/20/2025	100.00	134,160	8,287
12	PepsiCo, Inc.	06/20/2025	160.00	179,928	2,640
13	Philip Morris International, Inc.	04/17/2025	155.00	206,349	7,301
11	QUALCOMM, Inc.	05/16/2025	175.00	168,971	2,062
3	Snap-on, Inc.	04/17/2025	360.00	101,103	629
14	Starbucks Corporation	05/16/2025	105.00	137,326	3,435

SWAN ENHANCED DIVIDEND INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Contracts(a)
	WRITTEN EQUITY OPTIONS - (1.5)% (Continued)	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN - (1.5)% (Continued)
9	TE Connectivity PLC	05/16/2025	$ 160	$ 127,188	$ 669
9	Texas Instruments, Inc.	07/18/2025	200	161,730	4,291
13	TJX Companies, Inc. (The)	07/18/2025	130	158,340	3,758
5	UnitedHealth Group, Inc.	04/17/2025	530	261,875	8,050
9	Visa, Inc.	05/16/2025	360	315,414	7,373
9	Yum! Brands, Inc.	04/17/2025	160	141,624	1,494
8	Zoetis, Inc.	06/20/2025	180	131,720	2,385
	TOTAL EQUITY OPTIONS WRITTEN (Premiums received - $179,982)				153,287

MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company

(a)	All or a portion of the security is held as collateral for written options. As of March 31, 2025, the total value of securities held as collateral is $6,399,963.
(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.